RESTRUCTURING	9 Months Ended
Jul. 31, 2022
Restructuring and Related Activities [Abstract]
RESTRUCTURING

NOTE 4 – RESTRUCTURING

Effective July 13, 2022, the Company entered into (a) a binding letter of intent with Skycrest Holdings, LLC (“Skycrest”) and Greyt Ventures LLC (“Greyt,” and together with Skycrest, the “Skycrest/Greyt Group”) to invest $2,000,000 in the Company through the purchase of 100,000,000 shares of the Company’s common stock (“Shares”) at a price of $0.02 per Share; and (b) effective July 16, 2022, a second binding letter of intent with Beyond 100 FZE, a Dubai company (“Beyond 100,” and together with the Skycrest/Greyt Group, the “Investors”) to invest $2,000,000 in the Company through the purchase of 100,000,000 Shares at a price of $0.02 per Share.

Pursuant to the binding letters of intent (the “LOIs”), the Company agreed to (a) make certain corporate governance changes as more fully described therein, including allowing the Investors to appoint new independent directors who will comprise a majority of the members of the Board; (b) enter into 36-month consulting agreements with each of Skycrest and Greyt (each, a “Consulting Agreement,” and collectively, the “Consulting Agreements”), pursuant to which (i) Skycrest and Greyt will provide certain advisory services to the Company as more fully set forth in the LOIs; and (ii) Skycrest and Greyt shall each be compensated for their services by the Company issuing to each of them ten year-warrants to purchase 150,000,000 Shares at an exercise price of $0.02 per Share (the “Warrants”), which Warrants will be exercisable on a “cashless” basis; (c) implement certain changes in management, including Albert Mitrani stepping down as Chief Executive Officer; and (d) make modifications to management compensation, all as more fully set forth in the LOIs.

Contemporaneously with entering into the respective LOIs, the Skycrest/Greyt Group and Beyond 100 each advanced Organicell $400,000 and $300,000, respectively (a total of $700,000) as good faith deposits against the $2,000,000 (a total of $4,000,000) purchase price for the Shares.

On August 19, 2022 (“Closing”), the Company entered into stock purchase agreements (each, an “SPA” and collectively, the “SPAs”) with Skycrest Holdings, LLC (“Skycrest”), Greyt Ventures LLC (“Greyt”), Beyond 100 FZE (“Beyond 100”) and Smart Co. Holding Pte. Ltd. (“Smart Co,” and together with Skycrest, Greyt and Beyond 100, individually, an “Investor” and collectively, the “Investors”).

Pursuant to the SPAs, the Company issued each Investor 50,000,000 shares of the Company’s common stock (“Shares”) at a price of $0.02 per Share ($1,000,000). In addition, under the SPAs with Skycrest and Greyt, the Company issued each of them 50 shares of newly designated Series C Non-Convertible Preferred Stock (the “Series C Preferred Shares”). The Series C Preferred Shares vote together with Shares of our common stock as a single class on all matters presented to a vote of stockholders, except as required by law and entitle Skycrest and Greyt to each exercise 25.5% of the total voting power of the Company.

The SPAs with Skycrest and Greyt, also grant them the right, acting jointly, to designate a majority of the nominees to be elected to the Company’s board of directors at each annual meeting of the Company’s stockholders (the “Designation Right”). The Designation Right expires at such time as the Series C Preferred Shares are no longer outstanding.

As a result of the issuance to Skycrest and Greyt of the Series C Preferred Stock and the granting to them of the Designation Right, a “Change in Control” of the Company is deemed to have occurred.

The SPA with Beyond 100 grants that Investor a right of first refusal for a period of 18 months from Closing with respect to any bona fide offer, or proposal received by the Company from or agreement in principal reached by the Company with a third party to enter into an exclusive arrangement providing for manufacturing, distributing, licensing, and commercializing any of its existing and/or future products and services to be manufactured, licensed and/or distributed by the Company or any of its subsidiaries in India.

The SPAs also accord the Investors registration rights under the Securities Act of 1933, as amended (the “Securities Act”), pursuant to which the Company has agreed to file a registration statement under the Securities Act with the Securities and Exchange Commission (the “SEC”) within 180 days of Closing and use its commercially reasonable efforts to cause such registration statement to be declared effective by the SEC within 60 days thereafter. The registration statement will cover the resale of the Shares pursuant to the SPAs, and in the case of Skycrest and Greyt, the Shares issued or issuable upon exercise of the Consulting Warrants. The SPAs also provide the Investors “piggy-back” registration rights with respect to their respective Shares.

Consulting Agreements

At Closing, the Company also entered into 36-month consulting agreements with each of Skycrest and Greyt (each, a “Consulting Agreement,” and collectively, the “Consulting Agreements”), pursuant to which (a) Skycrest and Greyt will provide certain advisory services to the Company as more fully set forth therein; and (b) Skycrest and Greyt are being compensated for their services by the Company issuing to each of them at closing ten (10) year-warrants to purchase 150,000,000 Shares at an exercise price of $0.02 per Share (the “Consulting Agreement Warrants”), which Warrants are exercisable on a “cashless” basis.